CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Operating activities
Profit before tax		$ 559	$ 802		$ 464	[2]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		729	671		826
(Gain) / loss on disposal of non-current assets		(46)	1		(9)
(Gain) / loss on disposal of subsidiaries		0	(88)		0
Finance costs		531	583		591
Finance income		(60)	(32)		(13)
Other non-operating (gain) / loss		(20)	(9)		(26)
Net foreign exchange (gain) / loss		(81)	(181)		7	[2]
Changes in trade and other receivables and prepayments		(1)	(154)		(141)
Changes in inventories		(19)	(12)		(4)
Changes in trade and other payables		143	52		63
Changes in provisions, pensions and other		125	48		(14)
Interest paid		(489)	(489)		(521)
Interest received		53	25		12
Income tax paid		(264)	(284)		(274)
Net cash flows from operating activities from continuing operations		1,160	933		961
Net cash flows from operating activities from discontinued operations		951	1,624		1,677
Investing activities
Purchase of property, plant and equipment		(531)	(634)		(699)
Purchase of intangible assets		(235)	(376)		(159)
Payments on deposits		(54)	(54)		(58)
Outflows on loan granted		(66)	0		0
Investment in financial assets		(147)	(14)		(48)
Acquisition of a subsidiary, net of cash acquired		0	(16)		0
Proceeds from sales of share in subsidiaries, net of cash		0	40		0
Other proceeds from investing activities, net		13	(3)		(3)
Net cash flows used in investing activities from continuing operations		(1,020)	(1,057)		(967)
Net cash flows used in investing activities from discontinued operations		(1,217)	(599)		(213)
Financing activities
Proceeds from borrowings, net of fees paid	[3]	194	2,087		2,081
Repayment of debt		(1,098)	(1,619)		(1,977)
Acquisition of non-controlling interest		0	0		(279)
Dividends paid to non-controlling interests		(15)	(12)		(17)
Net cash flows from / (used in) financing activities from continuing operations		(919)	456		(192)
Net cash flows from / (used in) financing activities from discontinued operations		(226)	(340)		(552)
Net increase / (decrease) in cash and cash equivalents		(1,271)	1,017		714
Net foreign exchange difference related to continuing operations		(36)	(95)		(18)
Net foreign exchange difference related to discontinued operations		(44)	(21)		(5)
Cash and cash equivalents classified as discontinued operations/held for sale at the beginning of the period		146	113	[1]	0
Cash and cash equivalents classified as discontinued operations/held for sale at the end of the period		0	(146)		(113)
Cash and cash equivalents at beginning of period		3,107	2,239	[1]	1,661
Cash and cash equivalents at end of period, net of overdraft		$ 1,902	$ 3,107		$ 2,239

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10
[3]	** Fees paid in 2023 for borrowings were US$18 (2022: US$11, 2021: US$32).